Total Capital and Net Income Per Unit Common Unit Repurchases (Details) - USD ($)	3 Months Ended		9 Months Ended	34 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2021
Accelerated Share Repurchases [Line Items]
Partners' Capital Account, Treasury Units, Purchased		$ 15,635,000
Stock Repurchase Program, Remaining Authorized Repurchase Amount				$ 55,800,000
Repurchase Agreements [Member] | Common Units
Accelerated Share Repurchases [Line Items]
Stock Repurchase Program, Authorized Amount				$ 100,000,000
Partners' Capital Account, Units, Treasury Units Purchased			1,400,000
General Partner
Accelerated Share Repurchases [Line Items]
Partners' Capital Account, Treasury Units, Purchased		$ 313,000
General Partner | Repurchase Agreements [Member] | Common Units
Accelerated Share Repurchases [Line Items]
Partners' Capital Account, Treasury Units, Purchased			$ 300,000
Limited Partners | Common Units
Accelerated Share Repurchases [Line Items]
Partners' Capital Account, Units, Treasury Units Purchased	23,000	(1,373,000)
Partners' Capital Account, Treasury Units, Purchased		$ 15,322,000
Limited Partners | Repurchase Agreements [Member] | Common Units
Accelerated Share Repurchases [Line Items]
Partners' Capital Account, Units, Treasury Units Purchased				3,600,000
Partners' Capital Account, Treasury Units, Purchased			$ 15,300,000	$ 44,200,000